Operating segments	12 Months Ended
Dec. 31, 2024
Operating segments
Operating segments

28. Operating segments

Operating segments are defined based on business activities that reflect how the Chief Operating Decision Maker (“CODM”) reviews financial information within the decision-making process.

The Group's CODM is the Group's Board of Director. The CODM oversees operational decisions related to resource allocation and performance evaluation. The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment.

28.1 Information by country

The information by country analyses the Group’s revenue and non-current assets by the subsidiaries’s country of domicile. In presenting the information by country, the revenue has been based on the country where the sale was made (see note 21). The non-current assets, except deferred taxes, were based on the countries, as follows:

Non-current assets by country	December 31, 2024	December 31, 2023
Brazil	134,335	162,795
United States of America	119,015	124,767
United Kingdom	65,288	62,361
Australia	13,292	13,959
Other countries	1,299	5,124
Total	333,229	369,006